Summary of number and weighted average exercise prices of deferred shares units (Details)	3 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Number of Options, Beginning | shares	76,024	74,371
Weighted average exercise price, beginning | $ / shares	$ 25.77	$ 20.74
Number of Options, Canceled/Forfeited | shares	(24,395)	(6,442)
Weighted average exercise price, beginning | $ / shares	$ 15.92	$ 12.07
Number of Options, Ending | shares	51,629	67,929
Weighted average exercise price, ending | $ / shares	$ 30.43	$ 21.67